Securities (Fair Value And The Unrealized Loss On Temporarily Impaired Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value And Unrealized Loss On Temporarily Impaired Securities [Line Items]
Available for sale, Less than 12 months, Unrealized losses	$ 2,083	$ 352
Available for sale, 12 months or more, Unrealized losses	631	244
Available for sale, Total Unrealized losses	2,714	596	394
Available for sale, Less than 12 months, Fair Value	81,593	30,633
Available for sale, 12 months or more, Fair Value	7,894	14,485
Available for sale, Total Fair Value	89,487	45,118
Obligations of U.S. Government agencies and corporations [Member]
Fair Value And Unrealized Loss On Temporarily Impaired Securities [Line Items]
Available for sale, Less than 12 months, Unrealized losses	653	222
Available for sale, 12 months or more, Unrealized losses	22	244
Available for sale, Total Unrealized losses	675	466
Available for sale, Less than 12 months, Fair Value	47,379	24,334
Available for sale, 12 months or more, Fair Value	2,832	14,485
Available for sale, Total Fair Value	50,211	38,819
Obligations of states and political subdivisions [Member]
Fair Value And Unrealized Loss On Temporarily Impaired Securities [Line Items]
Available for sale, Less than 12 months, Unrealized losses	1,430	130
Available for sale, 12 months or more, Unrealized losses	609	0
Available for sale, Total Unrealized losses	2,039	130
Available for sale, Less than 12 months, Fair Value	34,214	6,299
Available for sale, 12 months or more, Fair Value	5,062	0
Available for sale, Total Fair Value	$ 39,276	$ 6,299